The AmSouth Equity Income Fund was re-designated as the "AmSouth Value Fund" on September 6, 2002.


AMSOUTH VALUE FUND  INCEPTION 10/23/1997

PERFORMANCE OVERVIEW 10/23/1997 - 12/31/2002
GROWTH OF A $10,000 INVESTMENT

[CHART]

                                                 AMSOUTH VALUE                     S&P 500
                DATE                         GROWTH OF $10,000           GROWTH OF $10,000
------------------------------------------------------------------------------------------
                                                       $10,000                     $10,000
               11/30/1997                              $10,079                     $10,463
               12/31/1997                              $10,257                     $10,643
                1/31/1998                              $10,356                     $10,761
                2/28/1998                              $11,028                     $11,537
                3/31/1998                              $11,423                     $12,128
                4/30/1998                              $11,407                     $12,250
                5/31/1998                              $11,151                     $12,039
                6/30/1998                              $11,184                     $12,528
                7/31/1998                              $10,781                     $12,395
                8/31/1998                              $ 9,452                     $10,603
                9/30/1998                              $ 9,825                     $11,282
               10/31/1998                              $10,570                     $12,200
               11/30/1998                              $11,225                     $12,939
               12/31/1998                              $11,524                     $13,685
                1/31/1999                              $11,892                     $14,257
                2/28/1999                              $11,527                     $13,814
                3/31/1999                              $11,838                     $14,367
                4/30/1999                              $12,330                     $14,923
                5/31/1999                              $11,998                     $14,571
                6/30/1999                              $12,621                     $15,380
                7/31/1999                              $12,383                     $14,899
                8/31/1999                              $12,337                     $14,826
                9/30/1999                              $12,039                     $14,419
               10/31/1999                              $12,893                     $15,332
               11/30/1999                              $13,292                     $15,643
               12/31/1999                              $14,404                     $16,565
                1/31/2000                              $14,556                     $15,733
                2/29/2000                              $15,009                     $15,435
                3/31/2000                              $15,610                     $16,945
                4/30/2000                              $15,039                     $16,435
                5/31/2000                              $14,621                     $16,098
                6/30/2000                              $15,205                     $16,494
                7/31/2000                              $14,639                     $16,237
                8/31/2000                              $16,179                     $17,245
                9/30/2000                              $15,341                     $16,335
               10/31/2000                              $14,872                     $16,266
               11/30/2000                              $13,291                     $14,983
               12/31/2000                              $14,097                     $15,057
                1/31/2001                              $14,628                     $15,591
                2/28/2001                              $13,401                     $14,169
                3/31/2001                              $12,623                     $13,272
                4/30/2001                              $13,518                     $14,303
                5/31/2001                              $13,625                     $14,399
                6/30/2001                              $12,932                     $14,048
                7/31/2001                              $12,773                     $13,910
                8/31/2001                              $12,160                     $13,039
                9/30/2001                              $11,340                     $11,986
               10/31/2001                              $11,654                     $12,215
               11/30/2001                              $12,217                     $13,152
               12/31/2001                              $12,551                     $13,267
                1/31/2002                              $12,606                     $13,072
                2/28/2002                              $12,623                     $12,820
                3/31/2002                              $13,031                     $13,302
                4/30/2002                              $12,599                     $12,496
                5/31/2002                              $12,305                     $12,404
                6/30/2002                              $11,300                     $11,520
                7/31/2002                              $10,737                     $10,623
                8/31/2002                              $10,759                     $10,693
                9/30/2002                              $ 9,916                     $ 9,531
               10/31/2002                              $10,662                     $10,370
               11/30/2002                              $11,500                     $10,980
               12/31/2002                              $10,912                     $10,335

PORTFOLIO MANAGER
TIN CHAN, CFA
Sr. Vice President - Director, Value Equity Strategies
AmSouth Investment Management Company, LLC


AVERAGE ANNUAL RETURNS (AS OF 12/31/2002)

                             1 YEAR          SINCE INCEPTION
------------------------------------------------------------
AmSouth Value Fund          -13.06%                 1.70%


THIS CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH VALUE FUND. (THE CUMULATIVE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES.) PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

* THE PERFORMANCE OF THE AMSOUTH VALUE FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ALLOCATING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.



HOW DID THE FUND PERFORM?

The AmSouth Value Fund (Variable Annuity) provided a total return of -13.06% for the year ending December 31, 2002. In comparison, the return of the S&P 500 Index was -22.10%.

WHY DID THE FUND PERFORM THIS WAY?

Overall, the stock market was sharply lower in 2002, with every major sector in the S&P 500 Index losing ground. Consequently, value stocks in general had a difficult time for most of the year, as did the Fund.

Since our last report to you following the semiannual report that covered the period that ended on June 30, 2002, the Fund has acquired a new portfolio manager and new name. The latter is much more than a cosmetic change. Going forward, we're going to pay more attention to risk control than was done in the past. We're going to be fully aware of what our benchmark is - as stated in the prospectus, the Fund's benchmark will be the S&P 500 BARRA Value
Index - and we're going to manage the Fund as a large-cap value portfolio.

We also will take active measures to ensure that the Fund doesn't experience style drift; our holdings will be appropriate to the portfolio's large-cap emphasis. In addition, we expect the Fund to have a higher yield than the benchmark.

When we define value, we look for companies with attractive fundamentals; if a stock is not as fundamentally "cheap" as others in its peer group sector, it must have above-average growth potential to compel us to add it to the portfolio. Of course any growth-oriented names will be balanced with names with more value, to ensure that the style is large-cap value for the portfolio overall. We expect to own 60-80 stocks.

As of December 31, 2002, the portfolio's five largest holdings were ST. PAUL COS. (3.6% of the portfolio's net assets), WASHINGTON MUTUAL, INC. (3.5%),
FPL GROUP, INC. (3.2%), VALERO ENERGY CORP. (3.2%) and SUNOCO, INC. (2.9%).(1)

WHAT IS YOUR OUTLOOK FOR 2003?

Looking ahead, we don't expect the market to either soar or slump. We think this will be a market that moves sideways, which can be good news for astute investors; such an environment, known as a "stock pickers' market," places a premium on crafting an effective investment strategy and then sticking to it. Further, when the crisis with Iraq is settled, we'll see more earnings guidance from companies, the President's stimulus package will have more of an impact and the economy will stabilize.

(1)  THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                            SECURITY
  SHARES                  DESCRIPTION                    VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS & SECURITIES
CONVERTIBLE TO COMMON STOCKS -- 96.1%
            AEROSPACE/DEFENSE -- 1.7%
     6,050  General Dynamics Corp...................  $   480,189
    10,700  Raytheon Co.............................      329,025
                                                      -----------
                                                          809,214
                                                      -----------
            AUTOMOTIVE -- 0.5%
    21,300  Dana Corp...............................      250,488
                                                      -----------
            BANKING -- 3.2%
    18,500  Bank of America Corp....................    1,287,045
     4,300  SunTrust Banks, Inc.....................      244,756
                                                      -----------
                                                        1,531,801
                                                      -----------
            BEVERAGES -- 0.2%
     2,840  PepsiCo, Inc............................      119,905
                                                      -----------
            BUSINESS SERVICES -- 2.4%
   202,600  MPS Group, Inc. (b).....................    1,122,404
       600  Omnicom Group, Inc......................       38,760
                                                      -----------
                                                        1,161,164
                                                      -----------
            CHEMICALS-SPECIALITY -- 1.9%
    13,500  Dow Chemical Co.........................      400,950
    23,800  Engelhard Corp..........................      531,930
                                                      -----------
                                                          932,880
                                                      -----------
            COMPUTER HARDWARE -- 2.0%
   110,900  Gateway, Inc. (b).......................      348,226
    35,000  Hewlett-Packard Co......................      607,600
                                                      -----------
                                                          955,826
                                                      -----------
            COMPUTER SOFTWARE & SERVICES -- 1.2%
    43,500  Computer Associates
             International, Inc.....................      587,250
                                                      -----------
            DIVERSIFIED MANUFACTURING -- 0.5%
     4,400  General Electric Co.....................      107,140
     1,750  Illinois Tool Works, Inc................      113,505
                                                      -----------
                                                          220,645
                                                      -----------
            ELECTRICAL & ELECTRONIC -- 3.4%
    45,000  Avnet, Inc..............................      487,350
   332,600  Solectron Corp. (b).....................    1,180,730
                                                      -----------
                                                        1,668,080
                                                      -----------
            FINANCIAL SERVICES -- 13.5%
     4,500  American Express Co.....................      159,075
    52,000  CIT Group, Inc..........................    1,019,200
    29,000  Citigroup, Inc..........................    1,020,510
    13,000  Goldman Sachs Group, Inc................      885,300
    30,700  J.P. Morgan Chase & Co..................      736,800
    15,650  Lehman Brothers Holdings, Inc...........      833,989
     2,100  Lennar Corp.............................      108,360
     1,900  MBIA, Inc...............................       83,334
    48,400  Washington Mutual, Inc..................    1,671,251
                                                      -----------
                                                        6,517,819
                                                      -----------
            FOREST & PAPER PRODUCTS -- 7.2%
    59,000  Georgia-Pacific Corp....................      953,440
    17,100  International Paper Co..................      597,987
    47,800  MeadWestvaco Corp.......................    1,181,138
    14,900  Weyerhaeuser Co.........................      733,229
                                                      -----------
                                                        3,465,794
                                                      -----------
            HEALTH CARE -- 1.7%
   200,000  HEALTHSOUTH Corp. (b)...................      840,000
                                                      -----------
            HOTELS & LODGING -- 1.2%
    45,000  Hilton Hotels Corp......................      571,950
                                                      -----------
                            SECURITY
  SHARES                  DESCRIPTION                    VALUE
----------  ----------------------------------------  -----------

            INSURANCE -- 12.2%
    42,200  ACE Ltd.................................  $ 1,238,148
    10,000  American International Group, Inc.......      578,500
    23,500  Chubb Corp..............................    1,226,700
     8,500  MetLife, Inc............................      229,840
    21,300  MGIC Investment Corp....................      879,690
    51,600  St. Paul Cos., Inc......................    1,756,980
                                                      -----------
                                                        5,909,858
                                                      -----------
            METALS & MINING -- 0.1%
     1,800  Alcoa, Inc..............................       41,004
                                                      -----------
            MULTIMEDIA -- 1.3%
    46,900  AOL Time Warner, Inc. (b)...............      614,390
                                                      -----------
            OIL & GAS EXPLORATION, PRODUCTION, &
            SERVICES -- 18.3%
    15,000  Anadarko Petroleum Corp.................      718,500
     1,688  Apache Corp.............................       96,199
     5,200  Burlington Resources, Inc...............      221,780
    10,800  ChevronTexaco Corp......................      717,984
    93,800  El Paso Corp............................      652,848
     4,010  Exxon Mobil Corp........................      140,109
    14,500  Kerr-McGee Corp.........................      642,350
    47,000  Marathon Oil Corp.......................    1,000,630
    25,600  Noble Energy, Inc.......................      961,280
    42,400  Sunoco, Inc.............................    1,406,832
    41,400  Valero Energy Corp......................    1,529,316
   289,500  Williams Cos., Inc......................      781,650
                                                      -----------
                                                        8,869,478
                                                      -----------
            PHARMACEUTICALS -- 2.0%
    20,000  Bristol-Myers Squibb Co.................      463,000
    23,500  Schering-Plough Corp....................      521,700
                                                      -----------
                                                          984,700
                                                      -----------
            RETAIL -- 1.0%
    18,800  Kroger Co. (b)..........................      290,460
     4,300  Mattel, Inc.............................       82,345
     3,600  Outback Steakhouse, Inc.................      123,984
                                                      -----------
                                                          496,789
                                                      -----------
            TELECOMMUNICATIONS-EQUIPMENT -- 1.1%
    20,000  Harris Corp.............................      526,000
                                                      -----------
            TELECOMMUNICATIONS-WIRELESS -- 0.1%
     8,500  AT&T Wireless Services, Inc. (b)........       48,025
                                                      -----------
            TRAVEL -- 2.9%
    10,000  Carnival Corp...........................      249,500
   110,000  Cendant Corp. (b).......................    1,152,800
                                                      -----------
                                                        1,402,300
                                                      -----------
            UTILITIES-ELECTRIC & GAS -- 12.0%
   121,500  CenterPoint Energy, Inc.................    1,032,750
    36,200  Duke Energy Corp........................      707,348
    27,700  FPL Group, Inc., CVT. PFD., 8.50%,
             2/16/05................................    1,533,472
   469,100  Mirant Corp. (b)........................      886,599
   346,644  Reliant Resources, Inc. (b).............    1,109,261
    29,400  TXU Corp................................      549,192
                                                      -----------
                                                        5,818,622
                                                      -----------
            UTILITIES-TELECOMMUNICATIONS -- 4.5%
    36,500  BellSouth Corp..........................      944,255
    46,000  SBC Communications, Inc.................    1,247,060
                                                      -----------
                                                        2,191,315
                                                      -----------
            Total Common Stocks & Securities
             Convertible to Common Stocks...........   46,535,297
                                                      -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2002

                            SECURITY
  SHARES                  DESCRIPTION                    VALUE
----------  ----------------------------------------  -----------
INVESTMENT COMPANIES -- 3.7%
 1,772,518  First American Treasury Obligation......  $ 1,772,518
                                                      -----------
            Total Investment Companies..............    1,772,518
                                                      -----------
            TOTAL (COST $49,496,925) -- 99.8% (a)...  $48,307,815
                                                      ===========

------------------------------

Percentages indicated are based on net assets of $48,389,641.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation.....................................  $ 2,530,081
Unrealized depreciation.....................................   (3,719,191)
                                                              -----------
Net unrealized depreciation.................................  $(1,189,110)
                                                              ===========

(b)  Represents non-income producing security.

CVT. PFD.  -- Convertible Preferred

BREAKDOWN OF SECURITY TYPES*
----------------------------
Common Stocks                                                 92.9%
Convertible Preferred Stocks                                   3.2%
Investment Companies                                           3.7%
                                                              ----
TOTAL                                                         99.8%
                                                              ====

------------------------------

  *  Percentages indicated are based on net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VALUE FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS:
  Investments, at value (cost $49,496,925)........  $ 48,307,815
  Interest and dividends receivable...............        82,148
  Receivable from investment advisor..............        35,044
  Prepaid expenses and other assets...............         1,542
                                                    ------------
    Total Assets..................................    48,426,549
                                                    ------------
LIABILITIES:
  Accrued expenses and other payables:
    Administration fees...........................         1,311
    Shareholder servicing fees....................        10,375
    Custody fees..................................           249
    Other.........................................        24,973
                                                    ------------
      Total Liabilities...........................        36,908
                                                    ------------
NET ASSETS:
    Capital.......................................    69,105,726
    Accumulated net realized losses from
     investment transactions......................   (19,526,975)
    Unrealized depreciation from investments......    (1,189,110)
                                                    ------------
      Net Assets..................................  $ 48,389,641
                                                    ============
    Outstanding units of beneficial interest
     (shares).....................................     4,837,244
                                                    ============
    Net Asset Value...............................  $      10.00
                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VALUE FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
  Interest income.................................  $     51,797
  Dividend income.................................     1,179,485
                                                    ------------
    Total income..................................     1,231,282
                                                    ------------
EXPENSES:
    Investment advisory fees......................       374,048
    Administration fees...........................       124,684
    Shareholder servicing fees....................       155,853
    Accounting fees...............................        33,672
    Custodian fees................................         3,741
    Legal fees....................................        68,203
    Transfer agent fees...........................        10,000
    Other fees....................................        43,747
                                                    ------------
      Total expenses before fee
      reductions/reimbursements...................       813,948
    Expenses reimbursed by Investment Advisor.....        35,044
    Expenses reduced by Transfer Agent............          (648)
                                                    ------------
    Net expenses..................................       778,256
                                                    ------------
Net Investment Income.............................       453,026
                                                    ------------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investment
   transactions...................................    (5,251,515)
  Change in unrealized appreciation/depreciation
   from investments...............................    (4,930,571)
                                                    ------------
    Net realized/unrealized losses from
     investments..................................   (10,182,086)
                                                    ------------
    Change in net assets resulting from
     operations...................................  $ (9,729,060)
                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VALUE FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                            YEAR ENDED       YEAR ENDED
                                           DECEMBER 31,     DECEMBER 31,
                                               2002             2001
                                          ---------------  ---------------
OPERATIONS:
  Net investment income.................   $    453,026     $    846,376
  Net realized losses from investment
   transactions.........................     (5,251,515)     (10,456,978)
  Net realized gains from option
   contracts............................       --                242,788
  Change in unrealized
   appreciation/depreciation from
   investments..........................     (4,930,571)      (1,503,735)
                                           ------------     ------------
  Change in net assets resulting from
   operations...........................     (9,729,060)     (10,871,549)
                                           ------------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............       (712,327)      (1,216,833)
                                           ------------     ------------
  Change in net assets from dividends to
   shareholders.........................       (712,327)      (1,216,833)
                                           ------------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........        644,494       17,045,465
  Dividends reinvested..................        712,327        1,216,833
  Cost of shares redeemed...............    (19,975,532)     (14,249,594)
                                           ------------     ------------
  Change in net assets from capital
   share transactions...................    (18,618,711)       4,012,704
                                           ------------     ------------
  Change in net assets..................    (29,060,098)      (8,075,678)
NET ASSETS:
  Beginning of period...................     77,449,739       85,525,417
                                           ------------     ------------
  End of period.........................   $ 48,389,641     $ 77,449,739
                                           ============     ============
SHARE TRANSACTIONS:
  Issued................................         56,610        1,345,405
  Reinvested............................         65,127          100,090
  Redeemed..............................     (1,944,019)      (1,242,875)
                                           ------------     ------------
  Change in shares......................     (1,822,282)         202,620
                                           ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VALUE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                2002             2001             2000             1999             1998
                           ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSET VALUE,
 BEGINNING OF YEAR.......      $ 11.63          $ 13.25          $ 13.89          $ 11.26          $ 10.23
                               -------          -------          -------          -------          -------
OPERATIONS:
Net investment income....         0.07             0.12             0.21             0.15             0.22
Net realized/unrealized
 gains (losses) from
 investments and option
 contracts...............        (1.58)           (1.57)           (0.48)            2.64             1.03
                               -------          -------          -------          -------          -------
Total from operations....        (1.51)           (1.45)           (0.27)            2.79             1.25
                               -------          -------          -------          -------          -------
DIVIDENDS:
From net investment
 income..................        (0.12)           (0.17)           (0.21)           (0.16)           (0.22)
From net realized gains
 from investment
 transactions............      --               --                 (0.16)         --               --
                               -------          -------          -------          -------          -------
Total from dividends.....        (0.12)           (0.17)           (0.37)           (0.16)           (0.22)
                               -------          -------          -------          -------          -------
NET ASSET VALUE, END OF
 YEAR....................      $ 10.00          $ 11.63          $ 13.25          $ 13.89          $ 11.26
                               =======          =======          =======          =======          =======
Total Return.............       (13.06%)         (10.97%)          (2.13%)          25.00%           12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
 period (000)............      $48,390          $77,450          $85,525          $35,554          $22,543
Ratio of expenses to
 average net assets......         1.25%            1.19%            1.18%            1.22%            1.14%
Ratio of net investment
 income to average net
 assets..................         0.73%            1.01%            1.49%            1.31%            2.13%
Ratio of expenses to
 average net assets*.....         1.31%                (a)          1.19%            1.37%            1.53%
Portfolio turnover.......       166.42%          202.92%          167.96%          110.31%          120.83%
------------------------

(a) There were no fee reductions/reimbursements during the year.
 * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH SELECT EQUITY FUND  INCEPTION 5/3/1999

PERFORMANCE OVERVIEW 5/3/1999 - 12/31/2002
GROWTH OF A $10,000 INVESTMENT

[CHART]

                                                           AMSOUTH SELECT EQUITY                     S&P 500
                                       Date                    Growth of $10,000           Growth of $10,000
------------------------------------------------------------------------------------------------------------
                                                                         $10,000                     $10,000
                                       5/31/1999                         $ 9,514                     $ 9,764
                                       6/30/1999                         $ 9,937                     $10,306
                                       7/31/1999                         $ 9,346                     $ 9,984
                                       8/31/1999                         $ 9,016                     $ 9,935
                                       9/30/1999                         $ 8,647                     $ 9,662
                                      10/31/1999                         $ 8,758                     $10,274
                                      11/30/1999                         $ 8,417                     $10,483
                                      12/31/1999                         $ 8,549                     $11,100
                                       1/31/2000                         $ 7,930                     $10,542
                                       2/29/2000                         $ 7,351                     $10,343
                                       3/31/2000                         $ 7,847                     $11,355
                                       4/30/2000                         $ 7,682                     $11,013
                                       5/31/2000                         $ 8,023                     $10,787
                                       6/30/2000                         $ 7,870                     $11,053
                                       7/31/2000                         $ 7,562                     $10,880
                                       8/31/2000                         $ 7,930                     $11,556
                                       9/30/2000                         $ 8,136                     $10,946
                                      10/31/2000                         $ 8,488                     $10,900
                                      11/30/2000                         $ 8,881                     $10,040
                                      12/31/2000                         $ 9,571                     $10,089
                                       1/31/2001                         $ 9,236                     $10,447
                                       2/28/2001                         $ 9,302                     $ 9,495
                                       3/31/2001                         $ 9,023                     $ 8,893
                                       4/30/2001                         $ 9,289                     $ 9,584
                                       5/31/2001                         $ 9,628                     $ 9,649
                                       6/30/2001                         $ 9,559                     $ 9,414
                                       7/31/2001                         $ 9,766                     $ 9,321
                                       8/31/2001                         $ 9,952                     $ 8,738
                                       9/30/2001                         $ 9,404                     $ 8,032
                                      10/31/2001                         $ 9,485                     $ 8,185
                                      11/30/2001                         $10,019                     $ 8,813
                                      12/31/2001                         $10,361                     $ 8,890
                                       1/31/2002                         $10,274                     $ 8,760
                                       2/28/2002                         $10,509                     $ 8,591
                                       3/31/2002                         $10,706                     $ 8,915
                                       4/30/2002                         $10,305                     $ 8,374
                                       5/31/2002                         $10,407                     $ 8,312
                                       6/30/2002                         $ 9,899                     $ 7,720
                                       7/31/2002                         $ 9,594                     $ 7,119
                                       8/31/2002                         $ 9,768                     $ 7,165
                                       9/30/2002                         $ 9,020                     $ 6,387
                                      10/31/2002                         $ 9,547                     $ 6,949
                                      11/30/2002                         $ 9,845                     $ 7,358
                                      12/31/2002                         $ 9,487                     $ 6,925

PORTFOLIO MANAGERS
NEIL WRIGHT, JANNA SAMPSON, PETER JANKOVSKIS
OakBrook Investments

AVERAGE ANNUAL RETURNS (AS OF 12/31/2002)

                             1 YEAR          SINCE INCEPTION
------------------------------------------------------------
AmSouth Select Equity Fund   -8.43%                -1.43%

THIS CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH SELECT EQUITY FUND. (THE CUMULATIVE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES.) PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

* THE PERFORMANCE OF THE AMSOUTH SELECT EQUITY FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ALLOCATING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

HOW DID THE FUND PERFORM?

For the year ending December 31, 2002, the AmSouth Select Equity Fund (Variable Annuity) provided a total return of -8.43%. In comparison, the return of the S&P 500 Index was -22.10%. While no investor likes to lose money in a given year, we were gratified that our defensive posture and judicious stockpicking helped us beat our benchmark by a substantial margin.

WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG OUTPERFORMANCE?

The story of the year, through the first nine months of 2002, was one of playing defense in an extremely ugly environment for stocks. Many companies disappointed in earnings, we had a slowdown in the economy and fears about an impending war with Iraq (fears that have not dissipated), conspired to pummel every major market sector.

In this type of market, defensive stocks, or stocks with stable earnings growth
- and these are the types of companies we generally favor - can really shine.

In the fourth quarter, when the overall market rebounded, we lagged modestly behind, though we still produced a positive return for the last three months of 2002. Most of the market's recovery came in the aggressive technology and telecommunications sectors, areas that we don't generally favor.

As of December 31, 2002, the portfolio's five largest holdings were AUTOMATIC DATA PROCESSING (7.4% of the portfolio's net assets), GENERAL MILLS (7.4%), PITNEY BOWES (7.2%), WASTE MANAGEMENT (6.7%) and HOME DEPOT (6.5%).(1)

The Fund also produced a modestly above-average dividend yield. As of December 31, 2002 the Fund's yield was 2.1%, versus 1.8% for the S&P 500 Index.

WHAT IS YOUR OUTLOOK FOR 2003?

We do believe the economy will continue to recover, though the rebound may be slower than usual and accompanied by less-than-robust job growth. We are seeing somewhat better earnings reports from many companies, though in most of those cases, the most recent quarter's earnings are being compared to fairly depressed levels from the prior year. All in all, we expect the stock market to do better this year than in 2002. However,the one wild card is whether we go to war with Iraq. From a purely pragmatic stance, a quick resolution to such a war could be good for the market, while a drawn-out conflict could depress stock prices.

(1)  THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                         SECURITY
SHARES                 DESCRIPTION                    VALUE
-------  ----------------------------------------  -----------
COMMON STOCKS -- 99.2%
         CONSUMER DISCRETIONARY -- 25.2%
 18,500  Gannett Co., Inc........................  $ 1,328,300
 79,800  Home Depot, Inc.........................    1,912,008
 17,200  Lee Enterprises, Inc....................      576,544
 62,000  McDonald's Corp.........................      996,960
 23,300  Snap-on, Inc............................      654,963
 80,500  Walt Disney Co..........................    1,312,955
    900  Washington Post Co., Class B............      664,200
                                                   -----------
                                                     7,445,930
                                                   -----------
         CONSUMER STAPLES -- 30.6%
 20,722  Del Monte Foods Co. (b).................      159,561
 46,200  General Mills, Inc......................    2,169,090
 45,100  Gillette Co.............................    1,369,236
 46,400  H.J. Heinz Co...........................    1,525,168
 17,238  J.M. Smucker Co.........................      686,245
 30,400  Kimberly-Clark Corp.....................    1,443,088
 56,600  SYSCO Corp..............................    1,686,114
                                                   -----------
                                                     9,038,502
                                                   -----------
         HEALTH CARE -- 7.4%
 34,400  Bristol-Myers Squibb Co.................      796,360
 33,000  Pharmacia Corp..........................    1,379,400
                                                   -----------
                                                     2,175,760
                                                   -----------
         INDUSTRIALS -- 30.8%
 85,900  American Power Conversion Corp. (b).....    1,301,385
 55,900  Automatic Data Processing, Inc..........    2,194,075
 11,900  Briggs & Stratton Corp..................      505,393
 24,000  H & R Block, Inc........................      964,800
                         SECURITY
SHARES                 DESCRIPTION                    VALUE
-------  ----------------------------------------  -----------

 65,500  Pitney Bowes, Inc.......................  $ 2,139,230
 86,700  Waste Management, Inc...................    1,987,164
                                                   -----------
                                                     9,092,047
                                                   -----------
         MATERIALS -- 5.2%
 40,600  International Flavors &
          Fragrances, Inc........................    1,425,060
  5,629  Monsanto Co.............................      108,358
                                                   -----------
                                                     1,533,418
                                                   -----------
         Total Common Stocks.....................   29,285,657
                                                   -----------
INVESTMENT COMPANIES -- 1.8%
529,858  BNY Hamilton Money Fund.................      529,858
  1,484  BNY Hamilton Treasury Money Fund........        1,484
                                                   -----------
         Total Investment Companies..............      531,342
                                                   -----------
         TOTAL (COST $32,019,478) -- 101.0%
         (a).....................................  $29,816,999
                                                   ===========

------------------------------

Percentages indicated are based on net assets of $29,510,795.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation..............  $ 2,057,726
Unrealized depreciation..............   (4,260,205)
                                       -----------
Net unrealized depreciation..........  $(2,202,479)
                                       ===========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS:
  Investments, at value (cost $32,019,478)........  $29,816,999
  Dividends receivable............................       89,126
  Receivable from investment advisor..............       24,909
  Prepaid expenses and other assets...............          581
                                                    -----------
    Total Assets..................................   29,931,615
                                                    -----------
LIABILITIES:
  Payable for investments purchased...............      395,385
  Accrued expenses and other payables:
    Administration fees...........................          400
    Shareholder servicing fees....................        6,254
    Custody fees..................................          150
    Other.........................................       18,631
                                                    -----------
      Total Liabilities...........................      420,820
                                                    -----------
NET ASSETS:
  Capital.........................................   30,845,243
  Accumulated net investment income...............        1,182
  Accumulated net realized gains from investment
   transactions...................................      866,849
  Unrealized depreciation from investments........   (2,202,479)
                                                    -----------
    Net Assets....................................  $29,510,795
                                                    ===========
  Outstanding units of beneficial interest
   (shares).......................................    3,196,744
                                                    ===========
  Net Asset Value.................................  $      9.23
                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
  Dividend income.................................  $   511,808
                                                    -----------
    Total income..................................      511,808
                                                    -----------
EXPENSES:
    Investment advisory fees......................      208,525
    Administration fees...........................       52,132
    Shareholder servicing fees....................       65,164
    Accounting fees...............................       14,137
    Custodian fees................................        1,564
    Legal fees....................................       30,072
    Transfer agent fees...........................       10,000
    Other fees....................................       24,972
                                                    -----------
      Total expenses before fee
      reductions/reimbursements...................      406,566
    Expenses reduced/reimbursed by Investment
     Advisor......................................      (48,247)
    Expenses reduced by Administrator.............      (26,065)
    Expenses reduced by Transfer Agent............       (6,090)
                                                    -----------
    Net expenses..................................      326,164
                                                    -----------
Net Investment Income.............................      185,644
                                                    -----------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM
 INVESTMENTS:
  Net realized gains from investment
   transactions...................................      988,165
  Change in unrealized appreciation/depreciation
   from investments...............................   (3,913,305)
                                                    -----------
    Net realized/unrealized losses from
     investments..................................   (2,925,140)
                                                    -----------
    Change in net assets resulting from
     operations...................................  $(2,739,496)
                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                            YEAR ENDED       YEAR ENDED
                                           DECEMBER 31,     DECEMBER 31,
                                               2002             2001
                                          ---------------  ---------------
OPERATIONS:
  Net investment income.................    $   185,644      $    54,744
  Net realized gains from investment
   transactions and futures.............        988,165          245,658
  Change in unrealized
   appreciation/depreciation from
   investments..........................     (3,913,305)       1,084,384
                                            -----------      -----------
  Change in net assets resulting from
   operations...........................     (2,739,496)       1,384,786
                                            -----------      -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............       (185,293)         (53,913)
                                            -----------      -----------
  Change in net assets from dividends to
   shareholders.........................       (185,293)         (53,913)
                                            -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........     17,459,803       14,719,396
  Dividends reinvested..................        211,287           53,913
  Cost of shares redeemed...............     (4,532,048)      (1,680,741)
                                            -----------      -----------
  Change in net assets from capital
   share transactions...................     13,139,042       13,092,568
                                            -----------      -----------
  Change in net assets..................     10,214,253       14,423,441
NET ASSETS:
  Beginning of year.....................     19,296,542        4,873,101
                                            -----------      -----------
  End of year...........................    $29,510,795      $19,296,542
                                            ===========      ===========
SHARE TRANSACTIONS:
  Issued................................      1,766,296        1,558,179
  Reinvested............................         22,875            5,671
  Redeemed..............................       (492,801)        (180,897)
                                            -----------      -----------
  Change in shares......................      1,296,370        1,382,953
                                            ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                  YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                     2002             2001             2000          1999 (A)
                                ---------------  ---------------  ---------------  -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................      $ 10.15          $  9.42          $ 8.51          $10.00
                                    -------          -------          ------          ------
OPERATIONS:
Net investment income.........         0.06             0.04            0.08            0.04
Net realized/unrealized gains
 (losses) from investments and
 futures......................        (0.92)            0.73            0.92           (1.49)
                                    -------          -------          ------          ------
Total from operations.........        (0.86)            0.77            1.00           (1.45)
                                    -------          -------          ------          ------
DIVIDENDS:
From net investment income....        (0.06)           (0.04)          (0.07)          (0.04)
From net realized gains from
 investment transactions......      --               --                (0.01)         --
From tax return of capital....      --               --                (0.01)         --
                                    -------          -------          ------          ------
Total from dividends..........        (0.06)           (0.04)          (0.09)          (0.04)
                                    -------          -------          ------          ------
NET ASSET VALUE, END OF
 PERIOD.......................      $  9.23          $ 10.15          $ 9.42          $ 8.51
                                    =======          =======          ======          ======
Total Return..................        (8.43%)           8.26%          11.96%         (14.51%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000)........................      $29,511          $19,297          $4,873          $2,881
Ratio of expenses to average
 net assets...................         1.25%            1.25%           1.24%           1.23%(c)
Ratio of net investment income
 to average net assets........         0.71%            0.52%           0.94%           0.69%(c)
Ratio of expenses to average
 net assets*..................         1.56%            1.63%           3.07%           3.50%(c)
Portfolio turnover............        32.36%           16.43%          43.80%          18.21%

------------------------

(a) For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH CAPITAL GROWTH FUND  INCEPTION 5/1/2001

PERFORMANCE OVERVIEW 5/1/2001 - 12/31/2002
GROWTH OF A $10,000 INVESTMENT

[CHART]

                                              AMSOUTH CAPITAL GROWTH                     S&P 500
                      DATE                         GROWTH OF $10,000           GROWTH OF $10,000
-------------------------------------------------------------------------------------------------
                       5/1/2001                              $10,000                     $10,000
                      5/31/2001                              $10,000                     $10,067
                      6/30/2001                              $ 9,850                     $ 9,822
                      7/31/2001                              $ 9,360                     $ 9,725
                      8/31/2001                              $ 8,460                     $ 9,116
                      9/30/2001                              $ 7,410                     $ 8,380
                     10/31/2001                              $ 7,860                     $ 8,540
                     11/30/2001                              $ 8,750                     $ 9,195
                     12/31/2001                              $ 9,000                     $ 9,276
                      1/31/2002                              $  9050                     $ 9,140
                      2/28/2002                              $ 8,710                     $ 8,964
                      3/31/2002                              $ 9,140                     $ 9,301
                      4/30/2002                              $ 8,630                     $ 8,737
                      5/31/2002                              $ 8,380                     $ 8,673
                      6/30/2002                              $ 7,730                     $ 8,055
                      7/31/2002                              $ 6,930                     $ 7,427
                      8/31/2002                              $ 6,900                     $ 7,476
                      9/30/2002                              $ 6,360                     $ 6,664
                     10/31/2002                              $ 6,900                     $ 7,250
                     11/30/2002                              $ 7,170                     $ 7,677
                     12/31/2002                              $ 6,670                     $ 7,225

PORTFOLIO MANAGER
CHARLES E. WINGER SR., CFA
Sr. Vice President - Investment Officer
AmSouth Investment Management Company, LLC

AVERAGE ANNUAL RETURNS (AS OF 12/31/2002)

                             1 YEAR          SINCE INCEPTION
------------------------------------------------------------
AmSouth Capital Growth Fund  -25.89               -21.52%

THIS CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH CAPITAL GROWTH FUND. (THE CUMULATIVE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES.) PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

* THE PERFORMANCE OF THE AMSOUTH CAPITAL GROWTH FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ALLOCATING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

HOW DID THE FUND PERFORM?

For the year ending December 31, 2002, the AmSouth Capital Growth Fund (Variable Annuity) provided a total return of -25.89%. In comparison, during the same period, the return of the S&P 500 Index was -22.10%, the BARRA Growth Index returned -23.59% and the Lipper Large Cap Average returned -28.63%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

One the primary reasons why we underperformed the S&P 500 Index and the BARRA Growth Index is that these two indices are heavily weighted in consumer staple stocks; because we don't feel this particular group represents attractive, long-term growth, we were underweighted in this sector and lost ground. At the same time, we did outperform the Lipper Large Cap Average.

We also underperformed the S&P 500 Index because of our investing mandate to pursue growth opportunities, while the index contains a large number of value stocks. During 2002, value did much better as a group than did growth; these circumstances also contributed to our underperformance, relative to the overall market.

At the same time, although we were underweighted in consumer staples, we did benefit from one of our largest portfolio holdings, which was in this sector:
ALBERTO CULVER (2.8% of the portfolio's net assets). The other best-performing sectors for us were health care and financials. We also benefited from selling our stakes in WORLDCOM and TYCO INTERNATIONAL early in the year, before the two stocks fell sharply. (We no longer own shares of either company.)

The worst-performing sectors, both for the Fund and for the growth arena in 2002, were technology and retail. The latter sector performed well early in the year, but fell on hard times in the fourth quarter, falling victim to what turned out to be a very bleak holiday shopping season.

As of December 31, 2002, the portfolio's five largest holdings were STRYKER CORP.(3.8%), SYSCO CORP.(3.3%), UNITED TECHNOLOGIES (2.9%), ALBERTO CULVER (2.8%) and LOCKHEED MARTIN (2.7%).(1) This group illustrates the Fund's broad diversification across many sectors.

WHAT IS YOUR OUTLOOK FOR 2003?

We expect growth stocks, as a group, to produce double-digit earnings growth for the first time since 1997. This certainly is a positive for the type of stocks we own. We also own a sprinkling of mid-cap issues, which should benefit from an economic recovery. We continue to emphasize the health care and technology sectors, which could lead a rebound in stock prices. Of course, the geopolitical events that concern everyone could still undermine our expectations. But once these concerns are behind us, we would anticipate the economy to accelerate and we are positioned to take advantage of such an opportunity.

(1)  THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- 94.1%
         AEROSPACE/DEFENSE -- 10.3%
    700  General Dynamics Corp...................  $   55,559
  1,600  L- 3 Communications Holdings, Inc.
          (b)....................................      71,856
  1,600  Lockheed Martin Corp....................      92,400
  1,000  Raytheon Co.............................      30,750
  1,600  United Technologies Corp................      99,103
                                                   ----------
                                                      349,668
                                                   ----------
         AIRLINES -- 2.5%
  6,000  Southwest Airlines Co...................      83,400
                                                   ----------
         BANKING -- 1.0%
    600  Fifth Third Bancorp.....................      35,130
                                                   ----------
         BEVERAGES -- 0.9%
    700  PepsiCo, Inc............................      29,554
                                                   ----------
         COMPUTER HARDWARE -- 5.2%
  1,000  Dell Computer Corp. (b).................      26,740
  1,500  Hewlett-Packard Co......................      26,040
  1,100  IBM Corp................................      85,250
  4,000  Network Appliance, Inc. (b).............      40,000
                                                   ----------
                                                      178,030
                                                   ----------
         COMPUTER SOFTWARE & SERVICES -- 9.8%
  1,000  Affiliated Computer Services, Inc.,
          Class A (b)............................      52,650
    650  Automatic Data Processing, Inc..........      25,513
  4,000  Cisco Systems, Inc. (b).................      52,400
  4,000  EMC Corp. (b)...........................      24,560
  1,500  Emulex Corp. (b)........................      27,825
  1,500  Microsoft Corp. (b).....................      77,550
  1,500  SunGard Data Systems, Inc. (b)..........      35,340
  2,350  Veritas Software Corp. (b)..............      36,707
                                                   ----------
                                                      332,545
                                                   ----------
         CONSUMER GOODS -- 1.8%
    700  Procter & Gamble Co.....................      60,158
                                                   ----------
         COSMETICS/TOILETRIES -- 4.7%
  1,900  Alberto-Culver Co., Class B.............      95,760
  1,200  Colgate-Palmolive Co....................      62,916
                                                   ----------
                                                      158,676
                                                   ----------
         DIVERSIFIED MANUFACTURING -- 3.3%
  1,700  General Electric Co.....................      41,395
  1,100  Illinois Tool Works, Inc................      71,346
                                                   ----------
                                                      112,741
                                                   ----------
         ELECTRONIC COMPONENTS -- 1.5%
  1,900  Altera Corp. (b)........................      23,446
    800  QLogic Corp. (b)........................      27,608
                                                   ----------
                                                       51,054
                                                   ----------
         FINANCIAL SERVICES -- 1.5%
  1,400  Citigroup, Inc..........................      49,266
                                                   ----------
         FOOD DISTRIBUTORS & WHOLESALERS -- 4.5%
  1,400  Costco Wholesale Corp. (b)..............      39,284
  3,800  SYSCO Corp..............................     113,202
                                                   ----------
                                                      152,486
                                                   ----------
         HEALTH CARE -- 8.7%
  1,350  Cardinal Health, Inc....................      79,907
  3,200  First Health Group Corp. (b)............      77,920
  1,500  Johnson & Johnson.......................      80,565
    700  UnitedHealth Group, Inc.................      58,450
                                                   ----------
                                                      296,842
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
         HEALTH CARE -- DRUGS -- 1.4%
  1,000  Amgen, Inc. (b).........................  $   48,340
                                                   ----------
         INSURANCE -- 4.0%
  2,200  AFLAC, Inc..............................      66,264
  1,200  American International Group, Inc.......      69,420
      1  Travelers Property Casualty Corp.,
          Class A (b)............................          15
                                                   ----------
                                                      135,699
                                                   ----------
         MEDICAL EQUIPMENT & SUPPLIES -- 3.8%
  1,900  Stryker Corp............................     127,528
                                                   ----------
         OIL & GAS EXPLORATION, PRODUCTION, &
         SERVICES -- 4.3%
  1,500  BJ Services Co. (b).....................      48,465
  1,500  Exxon Mobil Corp........................      52,410
  1,100  Schlumberger Ltd........................      46,299
                                                   ----------
                                                      147,174
                                                   ----------
         PHARMACEUTICALS -- 5.3%
    200  Barr Laboratories, Inc. (b).............      13,018
    800  Forest Laboratories, Inc. (b)...........      78,576
  2,900  Pfizer, Inc.............................      88,653
                                                   ----------
                                                      180,247
                                                   ----------
         RETAIL -- 13.5%
  2,300  Bed Bath & Beyond, Inc. (b).............      79,418
  1,650  Best Buy Co., Inc. (b)..................      39,848
  3,300  Chico's FAS, Inc. (b)...................      62,403
  2,200  Home Depot, Inc.........................      52,712
  1,400  Kohl's Corp. (b)........................      78,330
    500  Lowe's Companies, Inc...................      18,750
  2,150  Target Corp.............................      64,500
  1,300  Wal-Mart Stores, Inc....................      65,663
                                                   ----------
                                                      461,624
                                                   ----------
         SEMICONDUCTORS -- 5.0%
  6,400  Applied Materials, Inc. (b).............      83,392
  2,200  Intel Corp..............................      34,254
  1,800  Novellus Systems, Inc. (b)..............      50,544
                                                   ----------
                                                      168,190
                                                   ----------
         TELECOMMUNICATIONS-EQUIPMENT -- 1.1%
  1,000  Qualcomm, Inc. (b)......................      36,390
         Total Common Stocks.....................   3,194,742
                                                   ----------
INVESTMENT COMPANIES -- 6.1%
127,111  AIM Liquid Assets Money Market Fund.....     127,111
 37,436  AIM Prime Money Market Fund.............      37,436
    500  Biotech HOLDRs Trust....................      42,280
                                                   ----------
         Total Investment Companies..............     206,827
                                                   ----------
         TOTAL (Cost $3,874,663) -- 100.2% (a)...  $3,401,569
                                                   ==========

------------------------------

Percentages indicated are based on net assets of $3,394,393.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation...............  $  99,705
Unrealized depreciation...............   (572,799)
                                        ---------
Net unrealized depreciation...........  $(473,094)
                                        =========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS:
  Investments, at value (cost $3,874,663).........  $3,401,569
  Dividends receivable............................       2,432
  Receivable from capital shares issued...........       4,960
  Prepaid expenses and other assets...............          68
                                                    ----------
    Total Assets..................................   3,409,029
                                                    ----------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees......................           8
    Shareholder servicing fees....................         716
    Custody fees..................................          17
    Other.........................................      13,895
                                                    ----------
      Total Liabilities...........................      14,636
                                                    ----------
NET ASSETS:
    Capital.......................................   4,494,655
    Accumulated net realized losses from
     investment transactions......................    (627,168)
    Unrealized depreciation from investments......    (473,094)
                                                    ----------
      Net Assets..................................  $3,394,393
                                                    ==========
    Outstanding units of beneficial interest
     (shares).....................................     508,538
                                                    ==========
    Net Asset Value...............................  $     6.67
                                                    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
  Dividend income.................................  $    18,039
                                                    -----------
    Total income..................................       18,039
                                                    -----------
EXPENSES:
    Investment advisory fees......................       20,986
    Administration fees...........................        5,996
    Shareholder servicing fees....................        7,495
    Accounting fees...............................        4,393
    Audit fees....................................       12,774
    Custodian fees................................          180
    Transfer agent fees...........................       10,000
    Other fees....................................        4,514
                                                    -----------
      Total expenses before fee reductions........       66,338
    Expenses reduced by Investment Advisor........      (13,273)
    Expenses reduced by Administrator.............       (5,996)
    Expenses reduced by Transfer Agent............       (9,550)
                                                    -----------
    Net expenses..................................       37,519
                                                    -----------
Net Investment Loss...............................      (19,480)
                                                    -----------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investment
   transactions...................................     (484,014)
  Change in unrealized appreciation/depreciation
   from investments...............................     (520,383)
                                                    -----------
    Net realized/unrealized losses from
     investments..................................   (1,004,397)
                                                    -----------
    Change in net assets resulting from
     operations...................................  $(1,023,877)
                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                            YEAR ENDED     PERIOD ENDED
                                           DECEMBER 31,    DECEMBER 31,
                                               2002          2001 (A)
                                          ---------------  -------------
OPERATIONS:
  Net investment loss...................    $   (19,480)    $   (6,365)
  Net realized losses from investment
   transactions.........................       (484,014)      (143,154)
  Change in unrealized
   appreciation/depreciation from
   investments..........................       (520,383)        47,289
                                            -----------     ----------
  Change in net assets resulting from
   operations...........................     (1,023,877)      (102,230)
                                            -----------     ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........      3,072,171      2,339,599
  Cost of shares redeemed...............       (751,757)      (139,513)
                                            -----------     ----------
  Change in net assets from capital
   share transactions...................      2,320,414      2,200,086
                                            -----------     ----------
  Change in net assets..................      1,296,537      2,097,856
NET ASSETS:
  Beginning of period...................      2,097,856        --
                                            -----------     ----------
  End of period.........................    $ 3,394,393     $2,097,856
                                            ===========     ==========
SHARE TRANSACTIONS:
  Issued................................        382,586        248,635
  Redeemed..............................       (107,151)       (15,532)
                                            -----------     ----------
  Change in shares......................        275,435        233,103
                                            ===========     ==========

------------------------

(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                            YEAR ENDED     PERIOD ENDED
                                           DECEMBER 31,    DECEMBER 31,
                                               2002          2001 (A)
                                          ---------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD....      $ 9.00          $10.00
                                              ------          ------
OPERATIONS:
Net investment loss.....................       (0.04)          (0.03)
Net realized/unrealized losses from
 investments............................       (2.29)          (0.97)
                                              ------          ------
Total from operations...................       (2.33)          (1.00)
                                              ------          ------
NET ASSET VALUE, END OF PERIOD..........      $ 6.67          $ 9.00
                                              ======          ======
Total Return............................      (25.89%)        (10.00%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000).......      $3,394          $2,098
Ratio of expenses to average net
 assets.................................        1.25%           1.24%(c)
Ratio of net investment income to
 average net assets.....................       (0.65%)         (0.71%)(c)
Ratio of expenses to average net
 assets*................................        2.21%           4.50%(c)
Portfolio turnover......................       64.44%          32.13%
------------------------

(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
(b) Not annualized.
(c) Annualized.
 * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Value Fund ("Value Fund"), formerly the AmSouth Equity Income Fund, the AmSouth Select Equity Fund ("Select Equity Fund") and the AmSouth Capital Growth Fund ("Capital Growth Fund"), (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price on any other exchange. If there have been no other sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in investment companies are valued at their net asset values as reported by such companies.

    RESTRICTED SECURITIES--The investments in restricted securities are valued by the Board of Trustees, or by procedures approved by the Board of Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    FINANCIAL FUTURES CONTRACTS--The Select Equity Fund may invest in financial futures contracts for the purpose of hedging its existing portfolio securities, or securities that it intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or other market factors. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of contract amount ("initial margin deposit"). Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the fair value of underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

    FINANCIAL INSTRUMENTS--The Funds may write call options only on securities that are owned by the Fund ("covered calls"). A written call option gives a specified counter-party the right to require the writer of the option to deliver the agreed upon securities, at the agreed upon price, up until the expiration date specified in the contract. For this right, a premium is paid to the writer of the option. The premium received by the Fund for writing the option is booked as a realized gain to the Fund.

    The risks associated with writing a covered call option are diminished compared to writing an uncovered call. The Fund does not bear the risk of having to purchase the securities in the open market at a price greater than the call price should the call option be exercised. Since the Fund owns the securities on which the call has been written, the Fund bears the risk of not receiving the fair market value of a security if the option is exercised. The Fund would be required to sell the securities at the agreed upon price, which would presumably be lower than the fair market value of the securities if the option is exercised.

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

    DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital. Total distributions paid from the Funds for financial reporting purposes do not differ materially from distributions for tax purposes for the year ended December 31, 2002.

    FEDERAL INCOME TAXES--It is the intention of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of portfolio securities (excluding short-term securities) for the year ended December 31, 2002, were as follows:

                                                  PURCHASES       SALES
                                                 ------------  ------------
       Value Fund..............................  $102,365,988  $123,940,781
       Select Equity Fund......................    21,523,078     8,267,383
       Capital Growth Fund.....................     4,087,767     1,860,300

 4.  RELATED PARTY TRANSACTIONS:

    AIMCO serves as investment advisor for the Funds. Under the terms of the investment advisory agreement, AIMCO is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

                                                           ADVISORY
       FUNDS                                                 FEES
       -----                                               --------
       Value Fund........................................    0.60%
       Select Equity Fund................................    0.80%
       Capital Growth Fund...............................    0.70%

    AIMCO has voluntarily agreed to reduce and/or reimburse its fees for Value Fund, Select Equity Fund and Capital Growth Fund to the extent necessary to maintain the maximum expense ratio at 1.25% for each of the funds.

    AmSouth Bank serves as custodian for the Funds. Pursuant to the Custodian Agreement with the Trust, AmSouth Bank receives compensation from the Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with AmSouth Investment Services, INC. ("AIS") for the provision of such services and reimburses AIS for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

 5.  FEDERAL INCOME TAX INFORMATION:

    At December 31, 2002, the following Funds have capital loss carryforwards, which are available to offset future capital gains, if any, on securities transactions to the extent provided for in the Code:

                                                   AMOUNT    EXPIRES
                                                 ----------  -------
       Value Fund..............................  $2,401,318    2008
                                                 10,562,753    2009
                                                  5,616,416    2010
       Capital Growth Fund.....................      96,146    2009
                                                    428,988    2010

    The Funds designate the following eligible distributions for the dividends received deductions for corporations for the year ended December 31, 2002:

                                                           PERCENTAGE
                                                           ----------
       Value Fund........................................       100%
       Select Equity Fund................................     87.33%

    Under current tax law, capital losses realized after October 31 within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended December 31, 2003:

                                                           AMOUNT
                                                           -------
       Capital Growth Fund...............................  $15,447

    The tax character of distributions paid during fiscal year ended
    December 31, 2002 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

                                  DISTRIBUTIONS PAID FROM:
                                  -------------------------
                                     NET           NET           TOTAL           TAX       TAX RETURN      TOTAL
                                  INVESTMENT    LONG TERM       TAXABLE        EXEMPT          OF      DISTRIBUTIONS
                                    INCOME    CAPITAL GAINS  DISTRIBUTIONS  DISTRIBUTIONS   CAPITAL        PAID
                                  ----------  -------------  -------------  -------------  ----------  -------------
       Value Fund...............   $712,327        --          $712,327         --            --         $712,327
       Select Equity Fund.......    185,293        --           185,293         --            --          185,293
       Capital Growth Fund......     --            --            --             --            --           --

    As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis was as follows (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributed primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount):

                                           UNDISTRIBUTED                              ACCUMULATED                     TOTAL
                            UNDISTRIBUTED    LONG-TERM                                  CAPITAL      UNREALIZED    ACCUMULATED
                              ORDINARY        CAPITAL     ACCUMULATED  DISTRIBUTIONS   AND OTHER    APPRECIATION/   EARNINGS/
                               INCOME          GAINS       EARNINGS       PAYABLE        LOSSES     DEPRECIATION    (DEFICIT)
                            -------------  -------------  -----------  -------------  ------------  -------------  ------------
 Value Fund...............    $ --           $ --          $ --            --         $(18,580,487)  $(2,135,599)  $(20,716,086)
 Select Equity Fund.......     388,314        603,600       991,914        --              --         (2,326,363)    (1,334,449)
 Capital Growth Fund......      --             --            --            --             (540,581)     (559,582)    (1,100,263)

                         REPORT OF INDEPENDENT AUDITORS

    To the Board of Trustees and Shareholders
    AmSouth Variable Insurance Funds

    We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the AmSouth Variable Insurance Funds (comprised of AmSouth Value Fund-formerly AmSouth Equity Income Fund, AmSouth Select Equity Fund and the AmSouth Capital Growth Fund) (the Funds) as of December 31, 2002, the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights presented herein for the AmSouth Value Fund and the AmSouth Select Equity Fund for each of the respective years or periods ended December 31, 2000 were audited by other auditors whose report dated
    February 20, 2001 expressed an unqualified opinion.

    We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Funds as of December 31, 2002, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the two years or periods then ended, in conformity with accounting principles generally accepted in the United States.

                                         /s/ Ernst & Young LLP

    Columbus, Ohio
    February 14, 2003

 SHAREHOLDER VOTE (UNAUDITED):
    On September 13, 2002, a Special Meeting of the Shareholders ("Meeting") of the Funds was held for the following purposes:

    1. To approve changing the fundamental investment objective of the AmSouth Value Fund to a non-fundamental policy; and

    2. To approve a proposal that would permit AmSouth Investment Management Company, LLC (AIMCO) and the Trust to enter into or materially change investment sub-advisory agreements with sub-advisors on behalf of each Fund without obtaining shareholder approval.

                                        VOTES               % OF SHARES  % OF SHARES
NUMBER OF                  -------------------------------    PRESENT    OUTSTANDING
FUND SHARES                   FOR      AGAINST   ABSTAINED   VOTED FOR    VOTED FOR
-----------                ----------  --------  ---------  -----------  -----------
Proposal 1
 5,511,433...............   4,854,636   568,256    88,541       100          100
Proposal 2
 5,511,433...............   4,787,170   593,036   131,227       100          100

 TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                              POSITION(S)  TERM OF OFFICE                             FUND COMPLEX
                               HELD WITH    AND LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER TRUSTEESHIPS
NAME, ADDRESS, AND AGE           FUND        TIME SERVED      DURING PAST 5 YEARS        TRUSTEE         HELD BY TRUSTEE*
----------------------        -----------  ---------------  ------------------------  -------------  -------------------------
NON-INTERESTED TRUSTEES
James H. Woodward             Trustee      Indefinite        Chancellor, University        63        J.A. Jones, Inc.
University of North Carolina               4/97 to present    of North Carolina at
  at Charlotte                                                 Charlotte--7/89 to                    AmSouth Mutual Funds
9201 University City Blvd.                                          present
Charlotte, NC 28223
Birthdate: 11/24/1939

Michael Van Buskirk           Trustee      Indefinite       Chief Executive Officer,       25        Coventry Corporation
3435 Stelzer Road                          4/97 to present    Ohio Bankers Assoc.
Columbus, OH 43219                                              (industry trade
Birthdate: 2/22/1947                                         association)--5/91 to
                                                                    present
INTERESTED TRUSTEE

Walter B. Grimm(1)            Trustee      Indefinite        Employee of BISYS Fund        25        1st Source Monogram Funds
3435 Stelzer Road                          4/97 to present     Services--6/92 to
Columbus, OH 43219                                                  present                          American Performance
Birthdate: 6/30/1945
                                                                                                     Brenton Mutual Funds
                                                                                                     Counter Bond Fund
                                                                                                     Kensington Funds
                                                                                                     Perfomance Funds Trust
                                                                                                     The Shelby Funds
                                                                                                     United American Cash
                                                                                                     Reserves
                                                                                                     UST of Boston

--------------------------

  *  Not reflected in prior column.
(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940 Act, because of his employment with BISYS Fund Services.

                                  POSITION(S)  TERM OF OFFICE
                                   HELD WITH    AND LENGTH OF   PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DATE OF BIRTH     FUND        TIME SERVED      DURING PAST 5 YEARS
--------------------------------  -----------  ---------------  ------------------------
EXECUTIVE OFFICERS

Walter B. Grimm                   President    Indefinite;       Employee of BISYS Fund
3435 Stelzer Road                 and          4/97 to present     Services (6/92 to
Columbus, OH 43219                Chairman of                           present)
Date of Birth: 6/30/45            the Board

Charles L. Booth                  Vice         Indefinite;       Employee of BISYS Fund
3435 Stelzer Road                 President    4/99 to present     Services (4/91 to
Columbus, OH 43219                and                                   present)
Date of Birth: 4/4/60             Assistant
                                  Secretary

Alaina Metz                       Secretary    Indefinite;       Employee of BISYS Fund
3435 Stelzer Road                              4/97 to present     Services (6/95 to
Columbus, OH 43219                                                      present)
Date of Birth: 4/4/67

Trent Statczar                    Treasurer    Indefinite;       Employee of BISYS Fund
3435 Stelzer Road                              8/02 to present     Services (6/93 to
Columbus, OH 43219                                                      present)
Date of Birth: 8/31/71

Nimish Bhatt                      Principal    Indefinite;       Employee of BISYS Fund
3435 Stelzer Road                 Financial    11/98 to            Services (7/96 to
Columbus, OH 43219                and          present                  present)
Date of Birth: 6/6/63             Accounting
                                  Officer and
                                  Comptroller

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-862-6668.